Acquisitions and disposals (Details Textual) $ / shares in Units, $ in Millions											1 Months Ended															12 Months Ended					13 Months Ended
	May 03, 2019 ARS ($) $ / shares	May 02, 2019 shares	Nov. 30, 2018	Nov. 30, 2018 ARS ($)	Aug. 14, 2018	Jul. 10, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 ILS (₪)	Jul. 31, 2017 ARS ($)	Oct. 05, 2016	Jun. 30, 2019 ARS ($)	Jun. 16, 2019 $ / shares	Feb. 28, 2019 ARS ($)	Feb. 14, 2019	Dec. 31, 2018 ARS ($) shares	Oct. 31, 2018	Oct. 29, 2018 ARS ($)	Aug. 31, 2018	Jul. 31, 2018 ARS ($)	Jun. 30, 2018 ARS ($)	May 31, 2018 ARS ($)	Feb. 28, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Nov. 30, 2017 ARS ($)	Nov. 30, 2017 ARS ($) $ / shares shares	Jun. 30, 2019 ARS ($)	Jun. 30, 2018 ARS ($)	Jun. 30, 2018 ILS (₪)	Jun. 30, 2017 ARS ($)	Jun. 30, 2017 ILS (₪)	Jun. 30, 2019 ARS ($)	Jun. 27, 2019 ARS ($) shares	Jun. 30, 2019 ILS (₪)	Mar. 14, 2019 $ / shares	Dec. 05, 2018 $ / shares	Jun. 27, 2018 ARS ($)	May 22, 2018 $ / shares	Nov. 09, 2017 $ / shares
Acquisitions and Disposals (Textual)
Description of Sales and transactions with swap		Representing approximately 4% of its share capital, through the sale to another unrelated party (the "Second Buyer"), according to a price per share. In accordance with the agreement with the Second Buyer, the early termination of the Swap Transaction was implemented with respect to the shares representing 1% of Clal's share capital, in order to complete the sale.																								IDBD has sold 5% of its stake in Clal on each occasion and 4.5% on the last one respectively, with a subsequent swap transaction with a 2 year expiration date of each transaction. The consideration for the transactions amounted to an approximate amount of NIS 944.5, which is partially restricted according to these agreements until the swap expires. These transactions did not meet the de-recognition criteria so the Group maintains the asset as “Financial assets available for sale” and accounted for the loans as a financial liability
Share capital, description		IDBD entered into sales agreements with two unrelated parties (the “Buyers”), according to which each of the Buyers will acquire Clal shares representing 4.99% of its share capital at a cash price of NIS 47.7 per share (approximately Ps. 602 per share). In addition, they were granted an option to acquire additional Clal shares for approximately 3% of the issued capital, for a period of 120 days (subject to obtaining a holding permit) at a price of NIS 50 per share.
Swap transaction | shares		2,215,521
Bottom Of Range [Member]
Acquisitions and Disposals (Textual)
Price per share | $ / shares																																					$ 1
Top Of Range [Member]
Acquisitions and Disposals (Textual)
Price per share | $ / shares																																		$ 15.50	$ 15.50		$ 62.5
Board of Directors [Member]
Acquisitions and Disposals (Textual)
Capital stock percentage															10.10%
Decrease in equity															$ 93
Acquisition, description															DIC’s Board of Directors approved a plan to buy back DIC shares, for a period of one year, until December 2019 amounting up to NIS 120 (approximately Ps.1,748).
Shares acquired, value															$ 1,427
Shares acquired | shares															12,200,000
Equity interest, description															As a result of the operations described above, the participation of Dolphin IL in DIC increased approximately by 5.4%.
Minority shareholders exercised options for amount															$ 122
Tivoli Project [Member]
Acquisitions and Disposals (Textual)
Share capital, description																		Subsidiary of IDBG signed an agreement to sell a plot of land next to the Tivoli project in Las Vegas for a consideration of US$ 18 (approximately Ps. 1.073).
Sale Of Real Estate [Member]
Acquisitions and Disposals (Textual)
Agreement, description																Subsidiary of Ispro signed an agreement for the sale of all of its rights in real estate area of approximately 29 dunams (equivalent to 1 hectare), in which there are 12,700 square meters in the northern industrial zone in Yavneh for NIS 86, (equivalent to Ps. 1,099). Such agreement has already been executed.
NIS [Member]
Acquisitions and Disposals (Textual)
Restricted cash | ₪																																	₪ 442,000,000
NIS [Member] | Board of Directors [Member]
Acquisitions and Disposals (Textual)
Shares acquired, value															119
Minority shareholders exercised options for amount															9
US Dollar [Member]
Acquisitions and Disposals (Textual)
Restricted cash											$ 5,269															$ 5,269					$ 5,269
Buyer [Member]
Acquisitions and Disposals (Textual)
Share capital, description	IDBD completed the sale of Clal shares representing 4.99% of its share capital to one of the unrelated parties (the “first buyer”), for an approximate amount of NIS 132 (approximately Ps. 1,665) (NIS 47.7 per share).
Acquisition, description		IDBD also entered into an agreement with a third unrelated buyer (the “Additional Buyer”), according to which the Additional Buyer will receive an option from IDBD, valid for a period of 50 days to acquire approximately 4.99% of Clal shares (and not less than 3%), at a price of NIS 47.7 per share (approximately Ps. 602 per share). Subject to the exercise of the option by the Additional Buyer, the price will be paid 10% in cash and the rest through a loan that will be provided to the Additional Buyer by IDBD and / or by a related entity and / or by a banking corporation and / or financial institution, under the agreed conditions.
Description of share capital		IDBD holding in Clal was reduced to 20.3% of its share capital (approximately 15.4% through a trust) and the Company owns approximately 24% additional through swaps transactions.
Cellcom [Member]
Acquisitions and Disposals (Textual)
Share capital, description					The Board of Directors of IDBT approved its engagement in a memorandum of understanding for the sale of 50% of the issued share capital of a company which manages the incoming tourism operation which is held by Israir for a total consideration of NIS 26 (approximately Ps. 354). This transaction does not change the intentions of selling the whole investment in IDBT, which the management of the company expects to complete before June 2020.
Share capital																																				$ 3,441
Shares acquired, value															$ 369																	$ 1,792
Shares acquired | shares																																6,314,200
Equity interest, description															DIC acquired shares of Cellcom at a cost of NIS 19 million (approximately Ps. 250). As a result of the exercise of the options and the acquisition, DIC's interest in Cellcom increased by 0.9%. The present transactions were accounted for as an equity transaction generating a decrease in the equity attributable to holders of the parent for Ps. 158, restated as of the date of these financial statements.
Cellcom [Member] | NIS [Member]
Acquisitions and Disposals (Textual)
Share capital																																				$ 280
Investment options exercised															$ 31
Brasilagro [Member]
Acquisitions and Disposals (Textual)
Recognized gains of transaction																						$ 881
FYO Chile Spa. [Member]
Acquisitions and Disposals (Textual)
Sold to non-related party | shares																									154,929
Capital stock percentage																									9.49%
Capital stock for amount | $ / shares																																						$ 3.04
Increase in equity holders																									$ 43
Increase in non-controlling interest | $ / shares																									$ 10.2
FYO Chile Spa. [Member] | Bottom Of Range [Member]
Acquisitions and Disposals (Textual)
Equity interest reduction, percentage																									50.10%
FYO Chile Spa. [Member] | Top Of Range [Member]
Acquisitions and Disposals (Textual)
Equity interest reduction, percentage																									59.59%
IRSA CP [Member]
Acquisitions and Disposals (Textual)
Purchase-sale agreement, description																										During October 2017 and February 2018, IRSA and its subsidiaries completed the sale in the secondary market of 10,420,075 ordinary shares of IRSA CP, par value Ps. 1 per share, represented by American Depositary Shares (“ADSs”), representing four ordinary shares each, which represents nearly 8.27% of IRSA CP capital for a total amount of Ps 4,454 (US$ 140 as of the date of the transaction). After the transaction, IRSA’s direct and indirect interest in IRSA CP amounts to approximately 86.34%.
Capital stock percentage														100.00%
Increase in equity holders																										$ 414
Dividend in kind, description																	IRSA’s Shareholder’s meeting was held, whereby the distribution of a dividend in kind for an equivalent of Ps. 1,827 payable in shares of IRSA CP was resolved (equivalent to Ps 2.44 per share). The decisions made on the basis of years’ results prior to the application of IAS 29, are not subject to be revised. For the distribution, the value of IRSA CP share was taken as of October 26, 2018, which was Ps. 220 per share. The number of shares distributed amounted to 6,418,182.
Decrease in equity																	$ 1,073
Financial statements, percentage																	83.80%
Related party transaction, description														The loss recognized for this transaction was approximately Ps. 131 restated as of the date of these financial statements.
HASA [Member]
Acquisitions and Disposals (Textual)
Decrease in equity													$ 2
Acquired from unrelated third party, description													The Group reported the acquisition, from an unrelated third party, the twenty percent (20%) of HASA for an amount of US$ 1.2. As a result of this acquisition, IRSA holds 100% of HASA’s share capital.
PBC [Member]
Acquisitions and Disposals (Textual)
Increase in equity holders																										$ 71
Acquisition, description																										In December 2018 and February 2019, DIC acquired an additional 4.38% of PBC in the market for NIS 81 (equivalent to Ps. 1,004).
Elron [Member]
Acquisitions and Disposals (Textual)
Decrease in equity																										$ 45
Acquisition, description																										In November and December 2018 DIC acquired an additional 9.2% of Elron in the market for NIS 31 million (equivalent to Ps. 390). Additionally, in June 2019, Elron increased its capital by an issuance of shares, third parties outside the group acquired an amount of NIS 26.
Shufersal [Member]
Acquisitions and Disposals (Textual)
Purchase-sale agreement, description																				DIC announced the sale of a percentage of its stake in Shufersal to institutional investors which was completed on June 21, 2018. The percentage sold amounted to 16.56% and the net amount of the consideration was 848 (equivalent to Ps. 9,687), consequently DIC lost control of Shufersal, so the Group deconsolidated the subsidiary at that date.
Sale of gain transaction amount							$ 1,503
Increase in equity holders							$ 1,192
Agreement, description			DIC sold 7.5% of the total shares of Shufersal to institutional investors for a consideration of NIS 416 (approximately Ps. 5,084). After this transaction, the group holding went down to 26.02% approximately. The profit for this sale was NIS 27 (approximately Ps. 301).
Sale of discontinued operations																				$ 4,097
Remeasurement at fair value discontinued operations																				$ 13,146
Shufersal [Member] | Bottom Of Range [Member]
Acquisitions and Disposals (Textual)
Equity interest reduction, percentage							53.30%	53.30%
Shufersal [Member] | Top Of Range [Member]
Acquisitions and Disposals (Textual)
Equity interest reduction, percentage							50.12%	50.12%
Shufersal [Member] | Nis [member]
Acquisitions and Disposals (Textual)
Sale of gain transaction amount | ₪								₪ 169,500,000
Tyrus [Member]
Acquisitions and Disposals (Textual)
Increase in equity holders																			$ 32
Acquisition, description																			Tyrus acquired 2,062,000 of DIC’s shares in the market for a total amount of NIS 20 (equivalent to Ps. 343), which represent 1.35% of the Company’s outstanding shares at such date. As a result of this transaction, the Group’s equity interest has increased from 76.57% to 77.92%.
Self-purchase of shares, percentage																			83.77%
Dolphin [Member]
Acquisitions and Disposals (Textual)
Decrease in equity																								$ 328
Acquisition, description																								The transaction has been made for an amount of NIS 1,843 (equivalent to NIS 17.20 per share of DIC). The consideration was paid NIS 70 in cash (equivalent to Ps. 684) and NIS 1,773 (equivalent to Ps. 16,441) were financed by IDBD to Dolphin, maturing in five years, with the possibility of an extension of three additional years in tranches of one year each, that will accrue an initial interest of 6.5% annually, which will increase by 1% annually in case of extension for each annual tranch. Furthermore, guarantees have been implemented for IDBD, for IDBD bondholders and their creditors, through pledges of different degree of privilege over DIC shares resulting from the purchase. Moreover, a pledge was granted in relation to 9,636,097 (equivalent to 6.38%) of the shares of DIC that Dolphin currently holds in the first degree of privilege in favor of IDBD and in second degree of privilege in favor of IDBD’s creditors.
IFISA [Member]
Acquisitions and Disposals (Textual)
Capital stock percentage																							31.70%
Decrease in equity																							$ 8,177
Related party transaction, description																							The transaction was made at a price of NIS 398 (equivalent to NIS 1.894 per share and approximately to Ps. 3,553). As consideration of the transaction all receivables from IFISA to Dolphin have been canceled plus a payment of US$ 33.7 (equivalents to Ps. 1,061).
Israir [Member]
Acquisitions and Disposals (Textual)
Assets and liabilities held for sale																											$ 520		$ 520
Israir [Member] | NIS [Member]
Acquisitions and Disposals (Textual)
Assets and liabilities held for sale | ₪																												₪ 56,000,000		₪ 56,000,000
Cresca S.A. disposal [Member]
Acquisitions and Disposals (Textual)
Purchase-sale agreement, description										Brasilagro and Carlos Casado entered into an agreement whereby they agreed to offer for sale, for a term of 120 days, all of the real property owned by Cresca at a price of at least US$ 120 or else 100% of the outstanding shares of Cresca or divide Cresca's properties.
Alto Taquari [Member]
Acquisitions and Disposals (Textual)
Purchase-sale agreement, description				The Group through its subsidiary Brasilagro has entered into a purchase-sale agreement for an area of 103 hectares of Alto Taquari farm. The total amount of the sale was 1,100 soybean bags per arable hectare equivalent Ps. 80. The buyer made the initial payment of 22,656 soybeans bags equivalent to Ps. 17; and the remaining balance will be paid in eight biannual installments.
Recognized gains of transaction				$ 64
Jatoba [Member]
Acquisitions and Disposals (Textual)
Purchase-sale agreement, description											The Group through its subsidiary Brasilagro has entered into a purchase-sale agreement for an area of 3,124 hectares of Jatoba Farm. The total amount of the sale was 285 soybean bags per arable hectare or Ps. 543. The buyer already made an initial payment of Ps. 58 and on July 31, 2019 had pay Ps. 58 more; and the remaining balance, equivalent to 563,844 soybeans bags, will be paid in six equal annual installments.																				The Group, through its subsidiary Brasilagro, entered into a sales agreement for a total area of 9,784 hectares (7,485 are production hectares) of the Jatobá Establishment, a rural property located in the Municipality of Jaborandi. On July 31, 2018, the buyer made the payment of the first installment of 300,000 bags of soybeans, equivalent to an amount of Ps. 225 according to the conditions set in the agreement, obtaining the transfer of the possession and thus recognizing the disposal of the farmland.
Sale of gain transaction amount											$ 401
La Suiza [Member]
Acquisitions and Disposals (Textual)
Purchase-sale agreement, description						Cresud signed a deed with a non-related third party for the sale of a fraction of 10,000 hectares of livestock activity of “La Suiza”. The total amount of the transaction was set at US$ 10, of which US$ 3 have been already paid. The remaining balance of US$ 7, guaranteed by a mortgage on the property, will be collected in 10 installments of the same amount ending on June 2023, which will accrue an annual interest of 4.5% on the remaining balances.			We executed a purchase-sale agreement for all of “La Esmeralda” establishment consisting of 9,352 hectares devoted to agricultural and cattle raising activities in the 9 de Julio district, Province of Santa Fe, Argentina. On June 25, 2018, the Company has made effective with the sign of the deed and delivery of the property, the sale of “La Esmeralda” farm. The amount of the transaction was set at US$ 19, of which US$ 7 have been already paid. The balance, guaranteed with a mortgage on the property, will be collected in 4 installments of the same amount ending in April 2022, which will accrue an annual interest of 4% on the remaining balances.
Recognized gains of transaction						$ 266
Sale of gain transaction amount									$ 480
Araucaria [Member]
Acquisitions and Disposals (Textual)
Purchase-sale agreement, description																					The Company through its subsidiary Brasilagro, has entered into a purchase-sale agreement for the partial sale 956 hectares (660 arable hectares) of Araucaria Farm, located in Mineiros, Brazil, for an amount of 1,208 soybean bags per arable hectare or Rs. 66.2 (equal to Ps. 447.2) (Rs./ha. 93,356).
Recognized gains of transaction																					$ 413
Clal's [Member]
Acquisitions and Disposals (Textual)
Acquired from unrelated third party, description												The third buyer notified its intention to exercise the purchase option for 4.99% of Clal at a price per share of NIS 47.7
Share capital, description		The total amount of Clal shares that can be acquired by the three buyers mentioned above, to the extent that the three agreements are completed and the options are exercised, amounts approximately 18% of Clal’s share capital.
Share capital	$ 1,665
Price per share | $ / shares												$ 47.7
Clal's [Member] | NIS [Member]
Acquisitions and Disposals (Textual)
Share capital	$ 132
Price per share | $ / shares	$ 47.7